UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05010

Mutual Fund and Variable Insurance Trust

(Exact name of registrant as specified in charter)

36 North New York Avenue

Huntington, NY 11743

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-631-629-4237

Date of fiscal year end: April, 30

Date of reporting period: October 31, 2019

Item 1.	Reports to Stockholders.

TREND AGGREGATION DIVIDEND AND INCOME FUND
Institutional Shares: TRDVX
TREND AGGREGATION GROWTH FUND
Institutional Shares: TRAGX

Semi-Annual Shareholder Report
October 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, Tuttlefunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Funds documents that have been mailed to you.

Trend Aggregation Dividend and Income Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2019

The Fund’s performance figures* for the periods ended October 31, 2019, compared to its benchmark:

			Annualized
	Six Months	One Year	Since Inception**
Trend Aggregation Dividend and Income Fund - Institutional Class	(3.64)%	(1.28)%	(1.84)%
Morningstar Tactical Asset Allocation Category Index (a)	1.36%	6.41%	1.74%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. See the financial highlights for the current expense ratios. Per the fee table in the Fund’s September 1, 2019 Prospectus, the total annual operating expense is 1.43% before fee waivers. For performance information current to the most recent month-end, please call toll-free 1-844-828-3203.

**	Inception date is May 17, 2018.

(a)	Morningstar Tactical Asset Allocation Category Index - Tactical Allocation portfolios seek to provide capital appreciation and income by actively shifting allocations across investments. These portfolios have material shifts across equity regions, and bond sectors on a frequent basis. To qualify for the tactical allocation category, a fund must have minimum exposures of 10% in bonds and 20% in equity. Next, the fund must historically demonstrate material shifts in sector or regional allocations either through a gradual shift over three years or through a series of material shifts on a quarterly basis. Within a three year period, typically the average quarterly changes between equity regions and bond sectors exceeds 15% or the difference between the maximum and minimum exposure to a single equity region or bond sector exceeds 50%. Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses, or sales charges.

Holdings by Industry/Asset Type	% of Net Assets
Exchange Traded Funds	25.9%
Retail	9.2%
Food	8.1%
Software	7.8%
Beverages	6.7%
Household Products/Wares	5.8%
Semiconductors	4.4%
Biotechnology	2.4%
Pharmaceuticals	2.3%
Home Furnishings	2.3%
Other/Short-Term Investments	25.1%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Trend Aggregation Growth Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2019

The Fund’s performance figures* for the periods ended October 31, 2019, compared to its benchmark:

			Annualized
	Six Months	One Year	Since Inception**
Trend Aggregation Growth Fund - Institutional Class	(3.69)%	0.79%	(3.15)%
Morningstar Tactical Asset Allocation Category Index (a)	1.36%	6.41%	1.74%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. See the financial highlights for the current expense ratios. Per the fee table in the Fund’s September 1, 2019 Prospectus, the total annual operating expense is 1.54% before fee waivers. For performance information current to the most recent month-end, please call toll-free 1-844-828-3203.

**	Inception date is May 17, 2018.

(a)	Morningstar Tactical Asset Allocation Category Index - Tactical Allocation portfolios seek to provide capital appreciation and income by actively shifting allocations across investments. These portfolios have material shifts across equity regions, and bond sectors on a frequent basis. To qualify for the tactical allocation category, a fund must have minimum exposures of 10% in bonds and 20% in equity. Next, the fund must historically demonstrate material shifts in sector or regional allocations either through a gradual shift over three years or through a series of material shifts on a quarterly basis. Within a three year period, typically the average quarterly changes between equity regions and bond sectors exceeds 15% or the difference between the maximum and minimum exposure to a single equity region or bond sector exceeds 50%. Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses, or sales charges.

Holdings by Industry/Asset Type	% of Net Assets
Exchange Traded Funds	63.3%
Diversified Financial Services	3.1%
Commercial Services	3.0%
Software	2.8%
Chemicals	1.5%
Media	1.5%
Retail	1.4%
Internet	1.4%
Aerospace/Defense	1.3%
Other/Short-Term Investments	20.7%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Trend Aggregation Dividend and Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2019

Shares		Value
	COMMON STOCKS - 62.4%
	BEVERAGES - 6.7%
31,635	PepsiCo., Inc.	$4,339,373

	BIOTECHNOLOGY - 2.4%
7,184	Amgen, Inc.	1,531,988

	CHEMICALS - 2.2%
2,547	Sherwin-Williams Co.	1,457,699

	COMMERCIAL SERVICES - 1.7%
6,647	Automatic Data Processing, Inc.	1,078,343

	COSMETICS / PERSONAL CARE - 1.7%
16,037	Colgate-Palmolive Co.	1,100,138

	ELECTRIC - 2.2%
36,172	NRG Energy, Inc.	1,451,221

	FOOD - 8.1%
26,676	Hormel Foods Corp.	1,090,782
6,741	McCormick & Co., Inc.	1,083,211
39,167	Sysco Corp.	3,128,268
		5,302,261
	HOME FURNISHINGS - 2.3%
28,561	Leggett & Platt, Inc.	1,465,179

	HOUSEHOLD PRODUCTS/WARES - 5.8%
18,030	Clorox Co.	2,662,851
8,190	Kimberly-Clark Corp.	1,088,287
		3,751,138
	HOUSEWARES - 2.2%
75,612	Newell Brands, Inc.	1,434,360

	INSURANCE - 1.7%
7,286	Chubb Ltd.	1,110,532

	PHARMACEUTICALS - 2.3%
26,496	Bristol-Myers Squibb Co.	1,520,076

	REITS - 1.7%
16,866	Vornado Realty Trust	1,106,916

	RETAIL - 9.2%
29,226	Lowe’s Cos., Inc.	3,261,914
5,632	McDonald’s Corp.	1,107,814
13,761	Walmart, Inc.	1,613,615
		5,983,343
	SEMICONDUCTORS - 4.4%
8,427	KLA Corp.	1,424,500
5,237	Lam Research Corp.	1,419,436
		2,843,936
	SOFTWARE - 7.8%
13,782	Citrix Systems, Inc.	1,500,309
17,654	Microsoft Corp.	2,531,054
12,794	Paychex, Inc.	1,070,090
		5,101,453

	TOTAL COMMON STOCKS (Cost - $40,428,838)	40,577,956

See accompanying notes to financial statements.

Trend Aggregation Dividend and Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2019

Shares		Value
	EXCHANGE TRADED FUNDS - 25.9%
38,868	iShares 7-10 Year Treasury Bond ETF	$4,373,038
29,373	iShares 10-20 Year Treasury Bond ETF	4,361,597
40,015	iShares Short Treasury Bond ETF	4,430,461
5,425	ProShares Short VIX Short-Term Futures ETF *	313,348
11,218	SPDR S&P 500 ETF Trust	3,402,756
	TOTAL EXCHANGE TRADED FUNDS (Cost - $16,791,421)	16,881,200

	SHORT-TERM INVESTMENT - 14.6%
9,501,884	Fidelity Institutional Government Portfolio, Institutional Class, 1.76% **	9,501,884
	TOTAL SHORT-TERM INVESTMENT (Cost - $9,501,884)

	TOTAL INVESTMENTS - 102.9% (Cost - $66,722,143)	$66,961,040
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.9)%	(1,871,650)
	NET ASSETS - 100.0%	$65,089,390

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

SPDR - Standard & Poor’s Depositary Receipt

*	Non-income producing security.

**	Rate shown represents the rate at October 31, 2019, it is subject to change and resets daily.

See accompanying notes to financial statements.

Trend Aggregation Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2019

Shares		Value
	COMMON STOCKS - 16.0%
	AEROSPACE/DEFENSE - 1.3%
1,664	TransDigm Group, Inc.	$875,730

	CHEMICALS - 1.5%
13,934	RPM International, Inc.	1,009,240

	COMMERCIAL SERVICES - 3.0%
1,687	CoStar Group, Inc. *	927,040
3,925	S&P Global, Inc.	1,012,611
		1,939,651
	DIVERSIFIED FINANCIAL SERVICES - 3.1%
3,698	Mastercard, Inc.	1,023,643
5,656	Visa, Inc.	1,011,632
		2,035,275
	INTERNET - 1.4%
435	Booking Holdings, Inc. *	891,215

	MEDIA - 1.5%
7,475	Walt Disney Co.	971,152

	RETAIL - 1.4%
11,095	Carvana Co. *	899,583

	SOFTWARE - 2.8%
12,827	Microsoft Corp.	1,839,007

	TOTAL COMMON STOCKS (Cost - $10,121,195)	10,460,853

	EXCHANGE TRADED FUNDS - 63.3%
14,380	Consumer Staples Select Sector SPDR Fund	879,481
9,337	Health Care Select Sector SPDR Fund	884,681
16,346	Invesco QQQ Trust Series 1	3,221,470
15,401	Invesco S&P 500 Low Volatility ETF	886,635
63,473	iShares 1-3 Year Treasury Bond ETF	5,392,031
36,798	iShares 7-10 Year Treasury Bond ETF	4,140,143
28,588	iShares 10-20 Year Treasury Bond ETF	4,245,032
30,740	iShares 20+ Year Treasury Bond ETF	4,341,718
10,520	iShares Edge MSCI USA Quality Factor ETF	993,509
22,420	iShares U.S. Home Construction ETF	1,000,941
9,270	iShares U.S. Real Estate ETF	873,790
53,305	ProShares Short QQQ	1,417,380
55,378	ProShares Short S&P500	1,418,784
10,849	ProShares Short VIX Short-Term Futures ETF *	626,638
48,812	ProShares Ultra S&P500	6,520,795
12,742	SPDR S&P 500 ETF Trust	3,865,031
13,101	Utilities Select Sector SPDR Fund	841,739
	TOTAL EXCHANGE TRADED FUNDS (Cost - $41,401,128)	41,549,798

	SHORT-TERM INVESTMENT - 30.4%
19,969,492	Fidelity Institutional Government Portfolio, Institutional Class, 1.76% **	19,969,492
	TOTAL SHORT-TERM INVESTMENT (Cost - $19,969,492)

	TOTAL INVESTMENTS - 109.7% (Cost - $71,491,815)	$71,980,143
	LIABILITIES IN EXCESS OF OTHER ASSETS - (9.7)%	(6,353,526)
	NET ASSETS - 100.0%	$65,626,617

ETF - Exchange Traded Fund

MSCI - Morgan Stanley Capital International

SPDR - Standard & Poor’s Depositary Receipt

*	Non-income producing security.

**	Rate shown represents the rate at October 31, 2019, it is subject to change and resets daily.

See accompanying notes to financial statements.

TREND FUNDS
Statements of Assets and Liabilities (Unaudited)
October 31, 2019

	Trend Aggregation	Trend Aggregation
	Dividend and Income Fund	Growth Fund
ASSETS:
Investments in securities, at cost	$66,722,143	$71,491,815
Investments, at value	$66,961,040	$71,980,143
Receivable for securities sold	20,907,764	18,782,844
Dividends and interest receivable	83,437	36,410
Receivable for fund shares sold	29,415	29,072
Prepaid expenses and other assets	31,334	29,784
Total Assets	88,012,990	90,858,253

LIABILITIES:
Payable for securities purchased	22,728,738	25,016,457
Payable for fund shares redeemed	118,220	140,951
Management fees payable	53,886	54,362
Fees payable to related parties	10,680	10,451
Shareholder servicing fee	495	—
Accrued expenses and other liabilities	11,581	9,415
Total Liabilities	22,923,600	25,231,636

NET ASSETS	$65,089,390	$65,626,617

NET ASSETS CONSIST OF:
Paid in capital	$68,196,745	$70,187,698
Accumulated loss	(3,107,355)	(4,561,081)
NET ASSETS	$65,089,390	$65,626,617

INSTITUTIONAL CLASS
Net Assets	$65,089,390	$65,626,617
Shares of beneficial interest outstanding (a)	6,838,613	6,991,170
Net asset value (net assets ÷ shares outstanding), offering and redemption price per share	$9.52	$9.39

(a)	Unlimited number of shares of no par value beneficial interest authorized.

See accompanying notes to financial statements.

TREND FUNDS
Statements of Operations (Unaudited)
For the Six Months Ended October 31, 2019

	Trend Aggregation	Trend Aggregation
	Dividend and Income Fund	Growth Fund
INVESTMENT INCOME:
Dividend income	$528,347	$299,734
Interest income	94,270	257,030
Foreign tax withheld	(1,215)	(1,797)
TOTAL INVESTMENT INCOME	621,402	554,967

OPERATING EXPENSES:
Investment management fees	342,392	372,364
Administration fees	39,272	42,357
MFund services fees	26,480	28,579
Registration expense	18,049	18,041
Printing expense	7,582	7,582
Compliance officer fees	7,035	7,163
Audit fees	6,554	6,554
Legal fees	6,327	6,327
Custody fees	5,807	3,722
Trustees’ fees	4,528	4,528
Shareholder servicing fees	3,267	3,547
Insurance expense	2,909	3,272
Miscellaneous expense	1,005	1,005
TOTAL OPERATING EXPENSES	471,207	505,041

NET INVESTMENT INCOME	150,195	49,926

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss from:
Investments	(825,227)	(2,129,264)

Net change in unrealized appreciation (depreciation) on:
Investments	(1,788,698)	(175,218)
Foreign currency translations	—	6
Net Change Unrealized Depreciation	(1,788,698)	(175,212)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(2,613,925)	(2,304,476)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,463,730)	$(2,254,550)

See accompanying notes to financial statements.

TREND AGGREGATION DIVIDEND AND INCOME FUND
Statements of Changes in Net Assets

	For the
	Six Months Ended
	October 31, 2019	Period Ended
	(Unaudited)	April 30, 2019 (a)
OPERATIONS:
Net investment income	$150,195	$457,539
Net realized loss from investments	(825,227)	(1,296,662)
Net change in unrealized appreciation (depreciation) on investments	(1,788,698)	2,027,595
Net increase (decrease) in net assets resulting from operations	(2,463,730)	1,188,472

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions paid
Institutional Class	—	(1,841,457)
Net decrease in net assets from distributions to shareholders	—	(1,841,457)

SHARE TRANSACTIONS OF BENEFICIAL INTEREST:
Net proceeds from shares sold
Institutional Class	39,761,675	115,497,111
Reinvestment of distributions
Institutional Class	—	1,841,457
Cost of shares redeemed
Institutional Class	(52,613,898)	(36,280,240)
Net increase (decrease) in net assets from share transactions of beneficial interest	(12,852,223)	81,058,328

TOTAL INCREASE (DECREASE) IN NET ASSETS	(15,315,953)	80,405,343

NET ASSETS:
Beginning of Period	80,405,343	—
End of Period	$65,089,390	$80,405,343

SHARE ACTIVITY:
Institutional Class
Shares sold	4,065,205	11,659,708
Shares reinvested	—	199,292
Shares redeemed	(5,368,118)	(3,717,474)
Net increase (decrease) in shares of beneficial interest	(1,302,913)	8,141,526

(a)	The Fund commenced operations on May 17, 2018.

See accompanying notes to financial statements.

TREND AGGREGATION GROWTH FUND
Statements of Changes in Net Assets

	For the
	Six Months Ended
	October 31, 2019	Period Ended
	(Unaudited)	April 30, 2019 (a)
OPERATIONS:
Net investment income (loss)	$49,926	$(128,411)
Net realized loss from investments	(2,129,264)	(1,405,973)
Net change in unrealized appreciation (depreciation) on investments	(175,212)	663,546
Net decrease in net assets resulting from operations	(2,254,550)	(870,838)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions paid
Institutional Class	—	(1,445,053)
Net decrease in net assets from distributions to shareholders	—	(1,445,053)

SHARE TRANSACTIONS OF BENEFICIAL INTEREST:
Net proceeds from shares sold
Institutional Class	39,387,350	127,512,596
Reinvestment of distributions
Institutional Class	—	1,445,053
Cost of shares redeemed
Institutional Class	(61,660,690)	(36,487,251)
Net increase (decrease) in net assets from share transactions of beneficial interest	(22,273,340)	92,470,398

TOTAL INCREASE (DECREASE) IN NET ASSETS	(24,527,890)	90,154,507

NET ASSETS:
Beginning of Period	90,154,507	—
End of Period	$65,626,617	$90,154,507

SHARE ACTIVITY:
Institutional Class
Shares sold	4,059,180	12,864,570
Shares reinvested	—	164,211
Shares redeemed	(6,315,083)	(3,781,708)
Net increase (decrease) in shares of beneficial interest	(2,255,903)	9,247,073

(a)	The Fund commenced operations on May 17, 2018.

See accompanying notes to financial statements.

TREND AGGREGATION DIVIDEND AND INCOME FUND
Financial Highlights

For a Share Outstanding Throughout Each Period

	For the
	Six Months Ended
	October 31, 2019	For the Period
	(Unaudited)	Ended April 30, 2019 (a)

Net asset value, beginning of period	$9.88	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (b)	0.02	0.06
Net realized and unrealized gain (loss) on investments	(0.38)	0.02 (c)
Total gain (loss) from investment operations	(0.36)	0.08

LESS DISTRIBUTIONS:
From net investment income	—	(0.03)
From net realized gains on investments	—	(0.17)
Total distributions	—	(0.20)

Net asset value, end of period	$9.52	$9.88
Total return (d,e)	(3.64)%	1.02%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$65,089	$80,405
Ratio of expenses to average net assets (f,g)	1.38%	1.35%
Ratios of net investment income (f,g,h)	0.44%	0.69%
Portfolio turnover rate (e)	1433%	3207%

(a)	The Fund commenced operations on May 17, 2018.

(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the period.

(d)	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(e)	Not annualized.

(f)	Annualized for periods less than one year.

(g)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which it invests.

(h)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

TREND AGGREGATION GROWTH FUND
Financial Highlights

For a Share Outstanding Throughout Each Period

	For the
	Six Months Ended
	October 31, 2019	For the Period
	(Unaudited)	Ended April 30, 2019 (a)

Net asset value, beginning of period	$9.75	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)	0.01	(0.02)
Net realized and unrealized loss on investments	(0.37)	(0.08)
Total loss from investment operations	(0.36)	(0.10)

LESS DISTRIBUTIONS:
From net realized gains on investments	—	(0.15)
Total distributions	—	(0.15)

Net asset value, end of period	$9.39	$9.75

Total return (d,e)	(3.69)%	(0.89)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$65,627	$90,155
Ratio of expenses to average net assets (f,g)	1.36%	1.32%
Ratios of net investment income (loss) (f,g,h)	0.13%	(0.17)%
Portfolio turnover rate (e)	3069%	3634%

(a)	The Fund commenced operations on May 17, 2018.

(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the period.

(d)	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(e)	Not annualized.

(f)	Annualized for periods less than one year.

(g)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which it invests.

(h)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

TREND FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
October 31, 2019	SEMI-ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Mutual Fund and Variable Insurance Trust (the “Trust”) was organized as a Delaware statutory trust on June 23, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of October 31, 2019, the Trust operated 13 separate series, or mutual funds, each with its own investment objective and strategy. This report contains financial statements and financial highlights of the funds listed below (individually referred to as a “Fund”, or collectively as the “Funds”):

Fund	Primary Objective
Trend Aggregation Dividend and Income Fund (“Dividend & Income”)	Seek current income while maintaining a secondary emphasis on long-term capital appreciation and low volatility.

Trend Aggregation Growth Fund (“Growth”)	Seek long-term capital appreciation while maintaining a secondary emphasis on capital preservation.

The Funds are registered as non-diversified.

Currently, the Funds offer Institutional Class shares, which commenced operations on May 17, 2018. The price at which the Funds will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received. Each Fund’s prospectus provides a description of each Fund’s investment objectives, policies and strategies along with information on the classes of shares currently being offered.

(2)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 – Financial Services – Investment Companies including FASB Accounting Standard Update (“ASU”) 2013-08.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Investment Valuations

In computing the NAV of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to trustee-approved policies, the Trust relies on certain security pricing services to provide the current market value of securities. Those security pricing services value equity securities (including foreign equity securities, exchange-traded funds and closed-end funds) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the counter securities, equity securities are valued at a bid price estimated by the security pricing service. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Board of Trustees (the “Board”). In these cases, a Pricing Committee, established and appointed by the Trustees, determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the

TREND FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2019	SEMI-ANNUAL REPORT

security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of any other circumstances which have caused trading in the security to halt. With respect to certain categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities’ market movements occurring between the time the price of the portfolio security is determined and the close of trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end investment companies. Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the board of directors of the open-end investment companies.

The Trust calculates the NAV for each of the Funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

●	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

TREND FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2019	SEMI-ANNUAL REPORT

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2019, for each Fund’s assets and liabilities measured at fair value:

Dividend & Income
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$40,577,956	$—	$—	$40,577,956
Exchange Traded Funds	16,881,200	—	—	16,881,200
Short-Term Investment	9,501,884	—	—	9,501,884
Total Assets	$66,961,040	$—	$—	$66,961,040

Growth
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$10,460,853	$—	$—	$10,460,853
Exchange Traded Funds	41,549,798	—	—	41,549,798
Short-Term Investment	19,969,492	—	—	19,969,492
Total Assets	$71,980,143	$—	$—	$71,980,143

*	Refer to the Portfolios of Investments for industry classifications.

There were no 3 securities held during the period.

B. Security Transactions and Related Income

During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities using the effective interest method. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date. Withholding taxes and capital gains on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

C. Dividends and Distributions to Shareholders

Dividends from net investment income are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

The amount of dividends from net investment income and net realized gains recorded on the ex-dividend date are determined in accordance with the federal income tax regulations, which may differ from GAAP and are recorded on ex-date. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. tax treatment of foreign currency gain/loss, non-deductible stock issuance costs, distributions and income received from pass through investments and net investment loss adjustments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Temporary differences are primarily due to market discounts, capital loss carryforwards and losses deferred due to wash sales, straddles and return of capital from investments.

Certain Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from investments in REITs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the individual REIT.

TREND FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2019	SEMI-ANNUAL REPORT

D. Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various Funds or all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

E. Federal Income Taxes

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds’ April 30, 2019 period-end tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

F. Indemnification

The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

(3)	FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Investment Advisory Fee — Tuttle Tactical Management, LLC, (the “Advisor”) serves as the Funds’ investment adviser. Under the terms of the Management Agreement, the Advisor manages the investment operations of the Funds in accordance with each Fund’s respective investment policies and restrictions. The Advisor oversees the day-to-day management of the Funds. The Advisor provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment management services, the Funds pay to the Advisor, as of the last day of each month, an annualized fee shown in the below table, such fees to be computed daily based upon daily average net assets of the Funds.

The Advisor has contractually agreed to waive all or a portion of its investment advisory fee (based on average daily net assets) and/or reimburse certain operating expenses of each Fund to the extent necessary in order to limit each Fund’s total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends on securities sold short, and extraordinary expenses) as listed below:

Fund	Advisory Fee	Expense Limitation	Expense Cap Expiration Date
Dividend & Income - Institutional Class	1.00%	1.50%	August 31, 2020
Growth - Institutional Class	1.00%	1.50%	August 31, 2020

Amounts waived or reimbursed in the contractual period may be recouped by the Advisor within three years of the waiver and/or reimbursement. As of October 31, 2019, there were no waivers and/or reimbursement for the Funds.

The Independent Trustees are paid a quarterly retainer, and receive compensation for each committee meeting, telephonic Board meeting, and special in-person Board meeting attended. Officers receive no compensation from the Trust. The Trust reimburses each of the Independent Trustees for travel and other expenses incurred in connection with attendance at such

TREND FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2019	SEMI-ANNUAL REPORT

meetings. The Trust has no retirement or pension plans. Additional information regarding the Trust’s Trustees is available in the Funds’ Statement of Additional Information.

The Board has adopted the Trust’s Distribution Plan (the “12b-1 Plan”) which allows each Fund to pay fees up to 0.25% for the Institutional shares based on average daily net assets of each class to financial intermediaries (which may be paid through the Funds’ distributor) for the sale and distribution of these shares. Pursuant to the 12b-1 Plan, the Funds may finance from their assets certain activities or expenses that are intended primarily to result in the sale of Fund shares and to reimburse Northern Lights Distributors, LLC. (the “Distributor” or “NLD”) and Advisor for distribution related expenses. However, the 12b-1 Plan has not been implemented.

Shareholder Servicing Fees – The Trust has adopted a Shareholder Services Plan pursuant to which the Funds may pay Shareholder Services Fees up to 0.25% of the average daily net assets to financial intermediaries for providing shareholder assistance, maintaining shareholder accounts and communicating or facilitating purchases and redemptions of shares for Institutional Class.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund the greater of an annual minimum fee or an asset based fee, which scales downward based upon net assets for fund administration, fund accounting and transfer agency services and are reflected as such on the Statements of Operations. The Funds also pay GFS for any out-of-pocket expenses. Officers of the Trust are also employees of GFS, and are not paid any fees directly by the Trust for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds, which is included in printing expense on the Statements of Operations.

On February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

Pursuant to the Management Services Agreement between the Trust and MFund Services LLC (“MFund”), an affiliate of the Advisor, MFund provides the Funds with various management and administrative services. For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee, which scales downward based upon net assets. In addition, the Funds reimburse MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Management Services Agreement. These fees are included in MFund Services Fees on the Statements of Operations.

Pursuant to the Compliance Services Agreement, MFund provides chief compliance officer services to the Funds. For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee based upon net assets. In addition, the Funds reimburse MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Compliance Services Agreement. The amounts due to MFund at October 31, 2019 for management and chief compliance officer services are listed in the Statements of Assets and Liabilities under “Fees payable to related parties.”

An Officer of the Trust is also the controlling member of MFund, and is not paid any fees directly by the Trust for serving in such capacity.

TREND FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2019	SEMI-ANNUAL REPORT

(4)	INVESTMENT TRANSACTIONS

For the six months ended October 31, 2019, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Dividend & Income	$886,909,244	$900,304,484
Growth	1,589,038,426	1,589,232,504

(5) AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at October 31, 2019, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Dividend & Income	$67,559,552	$576,694	$(1,175,206)	$(598,512)
Growth	$76,937,621	$527,528	$(5,485,006)	$(4,957,478)

(6)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the period ended April 30, 2019 was as follows:

For fiscal period ended	Ordinary	Long-Term	Return of
4/30/2019	Income	Capital Gains	Capital	Total
Trend Aggregation Dividend and Income Fund	$1,841,457	$—	$—	$1,841,457
Trend Aggregation Growth Fund	1,445,053	—	—	1,445,053

As of April 30, 2019, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Trend Aggregation Dividend and Income Fund	$140,324	$—	$(1,974,135)	$—	$—	$1,190,186	$(643,625)
Trend Aggregation Growth Fund	2,472,775	2,953	—	—	—	(4,782,259)	(2,306,531)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Trend Aggregation Dividend & Income Fund incurred and elected to defer such capital losses of $1,974,135.

TREND FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2019	SEMI-ANNUAL REPORT

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses, resulted in reclassifications for the Funds’ for the period ended April 30, 2019 as follows:

	Paid	Accumulated
	In	Earnings
	Capital	(Loss)
Trend Aggregation Dividend and Income Fund	$(9,360)	$9,360
Trend Aggregation Growth Fund	(9,360)	9,360

(7)	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of October 31, 2019, the companies that held more than 25% of the voting securities of the Funds, and may be deemed to control each respective Fund, are as follows:

	Dividend & Income	Growth
E*TRADE Savings Bank	61.10%	56.57%
TD Ameritrade	32.03%	35.88%

(8)	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Trend Aggregation Growth Fund (the “Growth Fund”) currently invests a portion of its assets in the Fidelity Institutional Government Portfolio (the “Fidelity Fund”). The Fidelity Fund Seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund. The Growth Fund may redeem its investment from the Fidelity Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Growth Fund will be directly affected by the performance of the Fidelity Fund. The financial statements of the Fidelity Fund, including the portfolio of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Growth Fund’s financial statements. As of October 31, 2019, the percentage of the net assets invested in the Fidelity Fund was 30.4%.

(9)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

TREND FUNDS
Supplemental Information (Unaudited)

Shareholder Expense Examples

Fund Expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire six-month period from May 1, 2019 to October 31, 2019.

Actual Expenses. The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information on this line together with the amount you invested to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as withdrawal charges, mortality and expense risk fees and other charges that may be assessed by participating insurance companies under the separate accounts, variable annuity contracts or variable life insurance policies. Therefore, the “Actual” and “Hypothetical” lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Annualized	Ending	Expenses
	Account	Expense Ratio	Account	Paid During
	Value 5/1/2019	For the period	Value 10/31/2019	the Period
Trend Aggregation Dividend & Income Fund
Actual *	$ 1,000.00	1.38%	$ 963.60	$ 6.81
Hypothetical	1,000.00	1.38%	1,018.20	7.00
Trend Aggregation Growth Fund
Actual *	$ 1,000.00	1.36%	$ 963.10	$ 6.71
Hypothetical	1,000.00	1.36%	1,018.30	6.90

*	Expenses are equal to the Funds annualized expense ratio multiplies by the number of days in the period (184) divided by the number of days in the fiscal year (366).

PRIVACY NOTICE

Mutual Fund & Variable Insurance Trust

Rev. July 2017

FACTS	WHAT DOES MUTUAL FUND & VARIABLE INSURANCE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund & Variable Insurance Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund & Variable Insurance Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-844-828-3203

PRIVACY NOTICE

Mutual Fund & Variable Insurance Trust

What we do:
How does Mutual Fund & Variable Insurance Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund & Variable Insurance Trust collect my personal information?

We collect your personal information, for example, when you:

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund & Variable Insurance Trust does not share with our affiliates.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

●     Mutual Fund & Variable Insurance Trust does not share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Mutual Fund & Variable Insurance Trust doesn’t jointly market.

A copy of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios, as well as a record of how the Funds voted any such proxies during the most recent 12-month period ended June 30, is available without charge and upon request by calling 844-828-3203. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (call 202-551-8090 for information on the operation of the Public Reference Room.).

Tuttle Tactical Management LLC, serves as Investment Advisor to the Funds.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

Shareholder Services: 844-828-3203

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

See Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-Ended Management Investment Companies

Not Applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mutual Fund and Variable Insurance Trust

By (Signature and Title)		/s/ Jerry Szilagyi
Jerry Szilagyi, President and Principal Executive Officer

Date	01/07/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jerry Szilagyi
Jerry Szilagyi, President and Principal Executive Officer

Date	01/07/2020

By (Signature and Title)	/s/ Erik Naviloff
Erik Naviloff, Treasurer and Principal Financial Officer

Date	01/07/2020